UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Reinsurance Company Ltd
Address:  Mythenquai 50/60
          8022 Zurich, Switzerland


13F File Number: 28-00472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian Nebauer
Title:   Director
Phone:   +41 43 285 7974
Signature, Place, Date of Signing:

   Christian Nebauer  Zurich, Switzerland    May 09, 2011


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $641,213
					(in thousands)

List of Other Included Managers:

No.	Form 13F File Number	Name
01	28-10534		Swiss Re Financial Services Corporation
02	28-11927		Swiss Re Financial Products Corporation

                                                        FORM 13F INFORMATION TABLE
                                                     VALUE    SHARES/   SH/ PUT/   INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN     MANAGERS     SOLE    SHARED   NONE
........................... .............. ......... ......... ......... .......... ........ ............ ........ ........ ......
ISHARES EMRG MARKET       COM    	  464287234  000026282 000540000 SH	    SOLE     	  	  000540000	  0	  0
SPDR S&P 500 ETF TRUST    COM    	  78462F103  000232961 001757000 SH	    SOLE     	  	  001757000	  0	  0
MATERIALS SELECT SPDR     COM    	  81369Y100  000036818 000920000 SH	    SOLE     		  000920000	  0	  0
HEALTH CARE SELECT SPDR   COM		  81369Y209  000037745 001140000 SH	    SOLE     		  001140000	  0	  0
CONSUMER STAPLES SEL SPDR COM		  81369Y308  000035904 001200000 SH	    SOLE     	 	  001200000	  0	  0
ENERGY SELECT SPDR 	  COM		  81369Y506  000011165 000140000 SH	    SOLE     		  000140000	  0	  0
AMEX-INDUSTRIAL SEL SPRD  COM		  81369Y704  000011299 000300000 SH	    SOLE     		  000300000	  0	  0
SPDR TECH SELECT          COM		  81369Y803  000001043 000040000 SH	    SOLE     		  000040000	  0	  0
CIT GROUP                 COM    	  125581801  000000681 000016000 SH	    Defined  01		  000016000	  0	  0
KKR & CO LP               COM    	  48248M102  000072259 004403352 SH	    Defined  01		  004403352	  0	  0
NEW STAR FINANCIAL INC    COM    	  65251F105  000032760 003000000 SH	    Defined  01		  003000000	  0	  0
CHINA HYDROELECTRIC CORP  SPONSORED ADR	  16949D101  000024477 003371502 SH	    Defined  02		  003371502	  0	  0
SPDR S&P MIDCAP 400 ETF   COM    	  78467Y107  000062843 000350000 SH	PUT Defined  02		  000350000	  0	  0
ISHARES TR	  	  MSCI EAFE IDX	  464287465  000054976 000914900 SH	    Defined  02		  000914900	  0	  0